Share-based payments - Additional information (Details) £ / shares in Units, € in Thousands, £ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2023 GBP (£) Options £ / shares	Dec. 31, 2023 EUR (€) Options	Dec. 31, 2022 GBP (£) Options £ / shares	Dec. 31, 2021 GBP (£) Options	Dec. 31, 2023 Options £ / shares
Share-based payments
Total expense recognized | £	£ 8,816		£ 23,189	£ 111,996
2021 Incentive Plan
Share-based payments
Number of share options granted in share-based payment arrangement	7,370,598	7,370,598	5,012,495
Total expense recognized | £	£ 8,084		£ 14,512
Quarterly vesting percentage	6.25%	6.25%	6.25%
Number of share options outstanding	9,985,971		4,355,669		9,985,971
Company share option plan options
Share-based payments
Number of share options outstanding	1,145,983				1,145,983
Incremental fair value expense recognised by the company | €		€ 119
Company share option plan options | 2021 Incentive Plan
Share-based payments
Exercise prices | £ / shares	£ 0.98		£ 6.63		£ 0.98
Number of share options granted in share-based payment arrangement	0	0
Nil cost options
Share-based payments
Number of share options outstanding	8,821,470				8,821,470
Enterprise management incentive scheme (EMI) [Member]
Share-based payments
Number of options exercisable	4,956,810		11,317,247		4,956,810
Number of share options granted in share-based payment arrangement					0
Total expense recognized | £	£ 732		£ 7,858
Number of share options outstanding	11,702,317		21,011,084	19,670	11,702,317
Enterprise management incentive scheme (EMI) [Member] | Maximum
Share-based payments
Exercise prices | £ / shares	£ 1.10				£ 1.10
Enterprise management incentive scheme (EMI) [Member] | Minimum
Share-based payments
Exercise prices | £ / shares	£ 0.03				£ 0.03
Cost Stock Option
Share-based payments
Number of share options outstanding	18,518				18,518